Significant Accounting Policies - Revenue and Expense Recognized for Advertising Barter Transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Net revenues	$ 9,636	$ 8,955	$ 8,469
Direct advertising expenses	3,982	3,633	3,603
General and administrative expenses	$ 4,986	$ 4,758	$ 4,332